Condensed financial information of the Company (Tables)	12 Months Ended
Dec. 31, 2013
Condensed financial information of the Company [Abstract]
Condensed Balance Sheet

Condensed Balance Sheets

	Year ended December 31
	2012	2013
	US$	US$

ASSETS

Current assets
Cash and cash equivalents	3,761,752	231,652,719
Other deposits and prepayments	-	12,690,088
Other current assets	-	1,319,508
Due from a subsidiary	295,060,868	445,422,645
Total current assets	298,822,620	691,084,960

Other assets	98,194	-
Deferred charges	104,196	9,048,940
Investments in subsidiaries	585,865,093	778,780,958

TOTAL ASSETS	884,890,203	1,478,914,858

LIABILITIES AND SHAREHOLDERS' EQUITY

Current liabilities
Short-term bank loan	25,000,000	-
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payable and accrued liabilities	1,372,348	9,453,718
Payroll and welfare payables	-	5,149,011
Other long-term debt due within one year	41,063,780	35,000,000

Total current liabilities	68,351,706	50,518,307

Other long-term debt	-	475,761,009
Long term bank loans	35,000,000	-

Total liabilities	103,351,706	526,279,316

Shareholders' equity
Common shares, $0.0001 par value:
Authorized-500,000,000 shares, issued and outstanding-156,012,492 shares for 2013 (2012: 141,938,398 shares)	15,358	15,828
Treasury shares	(13,667,122)	(3,085,481)
Additional paid-in capital	511,964,127	534,936,597
Retained earnings	283,226,134	420,768,598

Total shareholders' equity	781,538,497	952,635,542

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	884,890,203	1,478,914,858

Condensed Statement of Operations

Condensed Statements of Comprehensive Income

	Year ended December 31
	2011	2012	2013
	US$	US$	US$
Sales tax	(3,104)	-	-

General and administrative expenses	(2,360,042)	(4,422,692)	(16,494,847)

Operating loss	(2,363,146)	(4,422,693)	(16,494,847)
Interest expense	(8,022,254)	(9,243,078)	(24,635,780)
Interest income	6,818	722	749,408
Equity in profit of subsidiaries, net	112,676,827	170,662,644	166,737,483

Income from operations before income taxes	102,298,245	156,997,595	126,356,264
Income taxes	(375)	-	-

Net income attributable to common shareholders	102,297,870	156,997,595	126,356,264

Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	28,410,852	2,140,848	25,910,940

Comprehensive income attributable to shareholders	130,708,722	159,138,443	152,267,204

Condensed Statement of Cash Flows

Condensed Statements of Cash Flows

	Year ended December 31
	2011	2012	2013
	US$	US$	US$
Cash flows from operating activities:
Net income	102,297,870	156,997,595	126,356,264
Adjustment to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	(112,676,827)	(170,662,644)	(166,737,483)
Depreciation and amortization	319,779	-	-
Accretion of long-term debt	1,021,368	1,024,166	288,220
Stock based compensation expense	38,382	84,988	160,549
Amortization of deferred financing cost	-	-	640,565
Other receivables	(3,137)	-	-
Other deposits and prepayments	-	-	(12,690,088)
Other current assets	-	-	(278,908)
Other assets	348,766	551,420	98,294
Income tax payable	375	-	-
Other tax payable	(24,116)	-	-
Other payable and accrued liabilities	864,636	204,846	8,081,370
Payroll and welfare payable	-	-	5,149,011
Accrued interest	(514,226)	17,333	(1,352,000)

Net cash used in operating activities	(8,327,130)	(11,782,296)	(40,284,206)

Cash flows from financing activities:
Changes in due from a subsidiary	7,458,606	(13,593,497)	(150,361,777)
Proceeds from short-term bank loans	25,000,000	25,000,000	45,000,000
Repayments of short-term bank loans	-	(25,000,000)	(70,000,000)
Proceeds from long-term bank loans	-	35,000,000	-
Proceeds from other long-term debts	-	-	475,761,009
Repayment of other long-term debts	-	-	(40,000,000)
Issuance of treasury shares (Note 2 (ab))	-	-	32,792,232
Purchase of treasury shares	(7,958,841)	(5,708,281)	(5,767,160)
Dividends to shareholders	(7,661,057)	(8,769,530)	(14,724,740)
Deferred charges	-	-	(9,585,309)
Proceeds from issuance of common shares	22	98,812	5,060,918

Net cash provided by financing activities	16,838,730	7,027,504	268,175,173

Net increase/ (decrease) in cash and cash equivalents	8,511,600	(4,754,792)	227,890,967
Cash and cash equivalents, at the beginning of the year	4,944	8,516,544	3,761,752

Cash and cash equivalents, at end of the period	8,516,544	3,761,752	231,652,719